UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2017 – August 31, 2017
Item 1.  Schedule of Investments.

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 54.7%
Consumer Discretionary - 7.1%
$500,000	CVS Health Corp.	1.90%	07/20/18	$501,451
290,000	General Motors Financial Co., Inc.	2.40	04/10/18	291,110
375,000	Hyundai Capital America (b)	2.40	10/30/18	376,423
100,000	McDonald's Corp., MTN (a)	5.35	03/01/18	101,884
378,000	McDonald's Corp., MTN	2.10	12/07/18	380,566
550,000	PACCAR Financial Corp.	1.40	05/18/18	549,874
				2,201,308
Consumer Staples - 8.5%
500,000	Anheuser-Busch InBev Finance, Inc.	1.90	02/01/19	501,797
460,000	Eli Lilly & Co.	1.25	03/01/18	459,698
305,000	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	313,984
150,000	Kraft Heinz Foods Co.	6.13	08/23/18	156,220
134,000	Mylan, Inc.	2.60	06/24/18	134,797
600,000	Philip Morris International, Inc. (a)	5.65	05/16/18	617,311
100,000	The Coca-Cola Co. (a)	1.65	03/14/18	100,163
350,000	Zimmer Biomet Holdings, Inc.	2.00	04/01/18	350,532
				2,634,502
Energy - 1.9%
600,000	Chevron Corp. (a)	1.34	11/09/17	600,037
Financial - 13.5%
200,000	American Express Co.	7.00	03/19/18	205,815
200,000	Bank of America Corp. (a)	2.00	01/11/18	200,304
300,000	Bank of America Corp., Series L	2.60	01/15/19	303,083
222,000	Citigroup, Inc.	2.05	12/07/18	222,785
200,000	Ford Motor Credit Co., LLC, MTN	2.94	01/08/19	202,672
200,000	HSBC USA, Inc. (a)	2.00	08/07/18	200,771
450,000	Intercontinental Exchange, Inc. (a)	2.50	10/15/18	454,117
200,000	KeyBank NA (a)	1.70	06/01/18	200,247
200,000	MetLife, Inc. (a)	1.76	12/15/17	200,161
200,000	Metropolitan Life Global Funding I (b)	1.95	12/03/18	200,656
400,000	Morgan Stanley, GMTN	7.30	05/13/19	435,615
200,000	NYSE Holdings, LLC (a)	2.00	10/05/17	200,121
500,000	The Bear Stearns Cos., LLC	7.25	02/01/18	511,172
Principal	Security Description	Rate	Maturity	Value
$445,000	The Goldman Sachs Group, Inc. (a)	2.90%	07/19/18	$449,485
200,000	Toyota Motor Credit Corp., GMTN (a)	1.55	07/13/18	200,127
				4,187,131
Healthcare - 2.8%
200,000	AbbVie, Inc. (a)	1.80	05/14/18	200,239
350,000	Gilead Sciences, Inc. (a)	1.85	09/04/18	351,105
100,000	Merck & Co., Inc. (a)	1.10	01/31/18	99,891
200,000	UnitedHealth Group, Inc.	1.40	10/15/17	199,999
				851,234
Industrial - 6.9%
100,000	3M Co., MTN (a)	1.38	08/07/18	100,010
250,000	Caterpillar Financial Services Corp., MTN	5.45	04/15/18	255,961
250,000	Caterpillar Financial Services Corp., MTN	2.10	06/09/19	251,913
300,000	Ingersoll-Rand Global Holding Co., Ltd.	6.88	08/15/18	314,517
700,000	Lockheed Martin Corp. (a)	1.85	11/23/18	700,926
512,000	United Technologies Corp. (c)	1.78	05/04/18	512,636
				2,135,963
Materials - 0.5%
150,000	The Dow Chemical Co.	8.55	05/15/19	166,602
Technology - 7.7%
200,000	Apple, Inc.	1.00	05/03/18	199,516
600,000	Cisco Systems, Inc. (a)	1.65	06/15/18	601,130
400,000	Dell International LLC / EMC Corp. (b)	3.48	06/01/19	408,974
100,000	Intel Corp. (a)	1.35	12/15/17	100,001
600,000	International Business Machines Corp. (a)	7.63	10/15/18	639,542
441,000	Oracle Corp. (a)	5.75	04/15/18	452,277
				2,401,440
Telecommunication Services - 2.7%
500,000	AT&T, Inc.	5.80	02/15/19	527,774
300,000	Comcast Corp.	5.70	07/01/19	321,563
				849,337
Utilities - 3.1%
200,000	Berkshire Hathaway Energy Co. (a)	5.75	04/01/18	204,626

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Principal	Security Description	Rate	Maturity	Value
$100,000	NextEra Energy Capital Holdings, Inc., Series F (a)	2.06%	09/01/17	$100,000
250,000	Ohio Power Co.	6.05	05/01/18	256,828
400,000	The Southern Co.	2.45	09/01/18	402,826
				964,280
Total Corporate Non-Convertible Bonds (Cost $16,970,617)				16,991,834
Shares	Security Description	Value
Investment Companies - 13.9%
21,169	iShares 1-3 Year Credit Bond ETF (a)			2,234,811
26,000	Vanguard Short-Term Corporate Bond ETF (a)			2,089,620
Total Investment Companies (Cost $4,312,845)				4,324,431
Money Market Fund - 23.7%
7,359,551	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 0.89% (d) (Cost $7,359,551)			7,359,551
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 9.1%
Call Options Purchased (e) - 8.4%
228	SPDR S&P 500 ETF Trust	$220.00	09/17	625,518
92	SPDR S&P 500 ETF Trust	215.00	09/17	299,920
13	SPDR S&P 500 ETF Trust	226.00	12/17	29,757
317	SPDR S&P 500 ETF Trust	225.00	12/17	754,143
8	SPDR S&P 500 ETF Trust	238.00	03/18	12,040
287	SPDR S&P 500 ETF Trust	237.00	03/18	453,173
99	SPDR S&P 500 ETF Trust	245.00	06/18	121,325
89	SPDR S&P 500 ETF Trust	240.00	06/18	138,840
51	SPDR S&P 500 ETF Trust	243.00	07/18	73,134
70	SPDR S&P 500 ETF Trust	242.00	07/18	105,000
Total Call Options Purchased (Premiums Paid $1,754,889)				2,612,850
Put Options Purchased (e) - 0.7%
117	SPDR S&P 500 ETF Trust	195.00	09/17	234
201	SPDR S&P 500 ETF Trust	190.00	09/17	201
301	SPDR S&P 500 ETF Trust	197.00	12/17	17,608
29	SPDR S&P 500 ETF Trust	196.00	12/17	1,610
22	SPDR S&P 500 ETF Trust	209.00	03/18	5,445
273	SPDR S&P 500 ETF Trust	208.00	03/18	65,247
9	SPDR S&P 500 ETF Trust	216.00	06/18	4,185
Contracts	Security Description	Strike Price	Exp. Date	Value
177	SPDR S&P 500 ETF Trust	$215.00	06/18	$79,650
76	SPDR S&P 500 ETF Trust	212.00	07/18	35,226
47	SPDR S&P 500 ETF Trust	211.00	07/18	21,150
Total Put Options Purchased (Premiums Paid $708,466)				230,556
Total Purchased Options (Premiums Paid $2,463,355)				2,843,406
Total Investments - 101.4% (Cost $31,106,368)*				31,519,222
Total Written Options - (2.2)% (Premiums Received $(1,759,738))*				(697,257)
Other Assets & Liabilities, Net – 0.8%				263,588
Net Assets – 100.0%				$31,085,553

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) AUGUST 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (2.2)%
Call Options Written (e) - (0.2)%
(85)	SPDR S&P 500 ETF Trust	$255.00	09/17	$(298)
(235)	SPDR S&P 500 ETF Trust	250.00	09/17	(8,460)
(227)	SPDR S&P 500 ETF Trust	260.00	12/17	(15,776)
(103)	SPDR S&P 500 ETF Trust	255.00	12/17	(20,394)
(153)	SPDR S&P 500 ETF Trust	275.00	03/18	(5,049)
(142)	SPDR S&P 500 ETF Trust	270.00	03/18	(8,946)
(148)	SPDR S&P 500 ETF Trust	280.00	06/18	(7,992)
(40)	SPDR S&P 500 ETF Trust	275.00	06/18	(3,720)
(74)	SPDR S&P 500 ETF Trust	280.00	07/18	(5,735)
(47)	SPDR S&P 500 ETF Trust	275.00	07/18	(6,063)
Total Call Options Written (Premiums Received $(139,543))				(82,433)
Put Options Written (e) - (2.0)%
(226)	SPDR S&P 500 ETF Trust	220.00	09/17	(1,130)
(92)	SPDR S&P 500 ETF Trust	215.00	09/17	(276)
(13)	SPDR S&P 500 ETF Trust	226.00	12/17	(3,003)
(317)	SPDR S&P 500 ETF Trust	225.00	12/17	(69,740)
(8)	SPDR S&P 500 ETF Trust	238.00	03/18	(5,636)
(287)	SPDR S&P 500 ETF Trust	237.00	03/18	(194,873)
(99)	SPDR S&P 500 ETF Trust	245.00	06/18	(113,701)
(87)	SPDR S&P 500 ETF Trust	240.00	06/18	(85,304)
(53)	SPDR S&P 500 ETF Trust	243.00	07/18	(61,851)
(70)	SPDR S&P 500 ETF Trust	242.00	07/18	(79,310)
Total Put Options Written (Premiums Received $(1,620,195))				(614,824)
Total Written Options - (2.2)% (Premiums Received $(1,759,738))				$(697,257)

EXCEED DEFINED SHIELD INDEX FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited) AUGUST 31, 2017

ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
LLC	Limited Liability Company
MTN	Medium Term Note
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $986,053 or 3.2% of net assets.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of August 31, 2017.
(d)	Variable rate security. Rate presented is as of August 31, 2017.
(e)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,957,912
Gross Unrealized Depreciation	(482,577)
Net Unrealized Appreciation	$1,475,335

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Corporate Non-Convertible Bonds	$-	$16,991,834	$-	$16,991,834
Investment Companies	4,324,431	-	-	4,324,431
Money Market Fund	-	7,359,551	-	7,359,551
Purchased Options	304,540	2,538,866	-	2,843,406
Total Investments At Value	$4,628,971	$26,890,251	$-	$31,519,222
Total Assets	$4,628,971	$26,890,251	$-	$31,519,222

Liabilities
Other Financial Instruments**
Written Options	$(10,352)	$(686,905)	$-	$(697,257)
Total Other Financial Instruments**	$(10,352)	$(686,905)	$-	$(697,257)
Total Liabilities	$(10,352)	$(686,905)	$-	$(697,257)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. As of August 31, 2017, there was $(102,144) transferred from Level 2 to Level 1 due to options using the mean between bid and ask quotations versus a quoted price.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 22, 2017